Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Receivables, allowance	$ 37,178	$ 35,174
Common shares, par value	$ 0.01	$ 0.01
Preferred shares, par value	$ 0.01	$ 0.01
Preferred shares, aggregate liquidation preference	$ 172,500	$ 172,500
Preferred shares, aggregate liquidation preference, per share	$ 50	$ 50